OTHER PAYABLES AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2016
Other Liabilities Disclosure [Abstract]
OTHER PAYABLES AND ACCRUED EXPENSES
NOTE 8:-	OTHER PAYABLES AND ACCRUED EXPENSES

	December 31,
	2016	2015

Accrued expenses and other	$8,330	$6,769
Subcontractors accrual	2,081	2,532
Accrued taxes	4,108	2,006

	$14,519	$11,307